Expense Example, No Redemption	Calvert Global Small-Cap Equity Fund Class A 1 Year	Calvert Global Small-Cap Equity Fund Class A 3 Years	Calvert Global Small-Cap Equity Fund Class A 5 Years	Calvert Global Small-Cap Equity Fund Class A 10 Years	Calvert Global Small-Cap Equity Fund Class C 1 Year	Calvert Global Small-Cap Equity Fund Class C 3 Years	Calvert Global Small-Cap Equity Fund Class C 5 Years	Calvert Global Small-Cap Equity Fund Class C 10 Years	Calvert Global Small-Cap Equity Fund Class I 1 Year	Calvert Global Small-Cap Equity Fund Class I 3 Years	Calvert Global Small-Cap Equity Fund Class I 5 Years	Calvert Global Small-Cap Equity Fund Class I 10 Years	Calvert Small/Mid-Cap Fund Class A 1 Year	Calvert Small/Mid-Cap Fund Class A 3 Years	Calvert Small/Mid-Cap Fund Class A 5 Years	Calvert Small/Mid-Cap Fund Class A 10 Years	Calvert Small/Mid-Cap Fund Class C 1 Year	Calvert Small/Mid-Cap Fund Class C 3 Years	Calvert Small/Mid-Cap Fund Class C 5 Years	Calvert Small/Mid-Cap Fund Class C 10 Years	Calvert Small/Mid-Cap Fund Class I 1 Year	Calvert Small/Mid-Cap Fund Class I 3 Years	Calvert Small/Mid-Cap Fund Class I 5 Years	Calvert Small/Mid-Cap Fund Class I 10 Years
USD ($)	651	918	1,205	2,313	209	646	1,108	2,488	108	337	585	1,609	635	868	1,120	1,906	192	594	1,021	2,083	91	284	493	1,169